Disclosures on equity - Non-controlling Interests (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure Of Noncontrolling interests Explanatory [Line Items]
Net income attributable to non-controlling interests for the year ended	$ 52,505	$ 6,724	$ 7,076
Equity, non-controlling interests for the year ended	2,362,617	37,248
Dividends paid to non-controlling interests for the year ended	$ 4,657	5,909
SQM Potasio S.A.
Disclosure Of Noncontrolling interests Explanatory [Line Items]
Proportion of interests in the ownership held by non-controlling interests, percentage	0.00%
Net income attributable to non-controlling interests for the year ended	$ 0	0
Equity, non-controlling interests for the year ended	0	0
Dividends paid to non-controlling interests for the year ended	$ 0	0
Ajay SQM Chile S.A.
Disclosure Of Noncontrolling interests Explanatory [Line Items]
Proportion of interests in the ownership held by non-controlling interests, percentage	49.00%
Net income attributable to non-controlling interests for the year ended	$ 2,181	3,261
Equity, non-controlling interests for the year ended	11,156	10,611
Dividends paid to non-controlling interests for the year ended	$ 1,636	2,446
Soquimich Comercial S.A.
Disclosure Of Noncontrolling interests Explanatory [Line Items]
Proportion of interests in the ownership held by non-controlling interests, percentage	39.36168%
Net income attributable to non-controlling interests for the year ended	$ 3,022	3,463
Equity, non-controlling interests for the year ended	26,499	26,637
Dividends paid to non-controlling interests for the year ended	$ 3,021	3,463
Comercial Agrorama Ltda.
Disclosure Of Noncontrolling interests Explanatory [Line Items]
Proportion of interests in the ownership held by non-controlling interests, percentage	30.00%
Net income attributable to non-controlling interests for the year ended	$ 0	0
Equity, non-controlling interests for the year ended	0	0
Dividends paid to non-controlling interests for the year ended	$ 0	0
SQM Indonesia S.A.
Disclosure Of Noncontrolling interests Explanatory [Line Items]
Proportion of interests in the ownership held by non-controlling interests, percentage	20.00%
Net income attributable to non-controlling interests for the year ended	$ 0	0
Equity, non-controlling interests for the year ended	0	0
Dividends paid to non-controlling interests for the year ended	$ 0	0
SQM Thailand Limited
Disclosure Of Noncontrolling interests Explanatory [Line Items]
Proportion of interests in the ownership held by non-controlling interests, percentage	0.002%
Net income attributable to non-controlling interests for the year ended	$ 0	0
Equity, non-controlling interests for the year ended	0	0
Dividends paid to non-controlling interests for the year ended	$ 0	0
Pirra Lithium Pty Ltd.
Disclosure Of Noncontrolling interests Explanatory [Line Items]
Proportion of interests in the ownership held by non-controlling interests, percentage	20.00%
Net income attributable to non-controlling interests for the year ended	$ 0	0
Equity, non-controlling interests for the year ended	1,438	0
Dividends paid to non-controlling interests for the year ended	$ 0	0
Harding Battery Minerals
Disclosure Of Noncontrolling interests Explanatory [Line Items]
Proportion of interests in the ownership held by non-controlling interests, percentage	25.00%
Net income attributable to non-controlling interests for the year ended	$ 0	0
Equity, non-controlling interests for the year ended	0	0
Dividends paid to non-controlling interests for the year ended	$ 0	0
Nova Andino Litio SpA
Disclosure Of Noncontrolling interests Explanatory [Line Items]
Proportion of interests in the ownership held by non-controlling interests, percentage	50.00001%
Net income attributable to non-controlling interests for the year ended	$ 47,302	0
Equity, non-controlling interests for the year ended	2,323,524	0
Dividends paid to non-controlling interests for the year ended	$ 0	$ 0